Derivatives	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
DERIVATIVES

All derivative financial instruments are recorded at fair value. The Company has not designated its derivative instruments as hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and recognizes the cash and non-cash changes in fair value in the consolidated statements of operations under the caption “Loss on derivative instruments, net.”

The Company has used price swap contracts to reduce price volatility associated with certain of its oil sales. With respect to the Company’s fixed price swap contracts, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is less than the swap price, and the Company is required to make a payment to the counterparty if the settlement price for any settlement period is greater than the swap price. The Company’s derivative contracts are based upon reported settlement prices on commodity exchanges, with crude oil derivative settlements based on Argus Louisiana light sweet pricing or Inter–Continental Exchange (“ICE”) pricing for Brent crude oil. The counterparties to the Company’s derivative contracts are Wells Fargo Bank, N.A., JP Morgan Chase Bank, National Association and The Bank of Nova Scotia who the Company believes are acceptable credit risks.
As of March 31, 2014, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
April - December 2014	1,620,000	$98.67
January - March 2015	211,000	99.54

Crude Oil—ICE Brent Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
April 2014	30,000	$109.70

Balance sheet offsetting of derivative assets and liabilities
The fair value of swaps is generally determined using established index prices and other sources which are based upon, among other things, futures prices and time to maturity. These fair values are recorded by netting asset and liability positions that are with the same counterparty and are subject to contractual terms which provide for net settlement.

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under master netting arrangements with counterparties and the resulting net amounts presented in the Company’s consolidated balance sheets as of March 31, 2014 and December 31, 2013.

	March 31, 2014

	(in thousands)
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Derivative liabilities	$(3,200)	$290	$(2,910)

	December 31, 2013

	(in thousands)
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Derivative assets	$998	$(567)	$431

The net amounts are classified as current or noncurrent based on their anticipated settlement dates. The net fair value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	March 31,	December 31,
	2014	2013

	(in thousands)
Current Assets: Derivative instruments	$—	$213
Noncurrent Assets: Derivative instruments	—	218
Total Assets	$—	$431

Current Liabilities: Derivative instruments	$(2,910)	$—
Noncurrent Liabilities: Derivative instruments	—	—
Total Liabilities	$(2,910)	$—

None of the Company’s derivatives have been designated as hedges. As such, all changes in fair value are immediately recognized in earnings. The following table summarizes the gains and losses on derivative instruments included in the consolidated statements of operations:

	Three Months Ended March 31,
	2014	2013

	(in thousands)
Non-cash gain (loss) on open non-hedge derivative instruments	$(3,342)	$1,535
Loss on settlement of non-hedge derivative instruments	(1,056)	(1,543)
Loss on derivative instruments	$(4,398)	$(8)

DERIVATIVES

All derivative financial instruments are recorded at fair value. The Company has not designated its derivative instruments as hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and recognizes the cash and non-cash changes in fair value in the consolidated statements of operations under the caption “Gain (loss) on derivative instruments, net.”

The Company has used price swap contracts to reduce price volatility associated with certain of its oil sales. With respect to the Company’s fixed price swap contracts, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is less than the swap price, and the Company is required to make a payment to the counterparty if the settlement price for any settlement period is greater than the swap price. The Company’s derivative contracts are based upon reported settlement prices on commodity exchanges, with crude oil derivative settlements based on Argus Louisiana light sweet pricing.
By using derivative instruments to hedge exposure to changes in commodity prices, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk. The Company’s counterparties are participants in the secured second amended and restated credit agreement, which is secured by substantially all of the assets of the guarantor subsidiaries; therefore, the Company is not required to post any collateral. The Company does not require collateral from its counterparties. The Company has entered into derivative instruments only with counterparties that are also lenders in our credit facility and have been deemed an acceptable credit risk.
As of June 30, 2014, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
July - December 2014	1,288,000	$98.64
January - April 2015	331,000	99.71

Balance sheet offsetting of derivative assets and liabilities
The fair value of swaps is generally determined using established index prices and other sources which are based upon, among other things, futures prices and time to maturity. These fair values are recorded by netting asset and liability positions that are with the same counterparty and are subject to contractual terms which provide for net settlement.

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under master netting arrangements with counterparties and the resulting net amounts presented in the Company’s consolidated balance sheets as of June 30, 2014 and December 31, 2013.

	June 30, 2014

	(in thousands)
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Derivative liabilities	$(10,379)	$—	$(10,379)

	December 31, 2013

	(in thousands)
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Derivative assets	$998	$(567)	$431

The net amounts are classified as current or noncurrent based on their anticipated settlement dates. The net fair value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	June 30,	December 31,
	2014	2013

	(in thousands)
Current Assets: Derivative instruments	$—	$213
Noncurrent Assets: Derivative instruments	—	218
Total Assets	$—	$431

Current Liabilities: Derivative instruments	$(10,379)	$—
Noncurrent Liabilities: Derivative instruments	—	—
Total Liabilities	$(10,379)	$—

None of the Company’s derivatives have been designated as hedges. As such, all changes in fair value are immediately recognized in earnings. The following table summarizes the gains and losses on derivative instruments included in the consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

	(in thousands)
Non-cash gain (loss) on open non-hedge derivative instruments	$(7,468)	$3,893	$(10,810)	$5,428
Loss on settlement of non-hedge derivative instruments	(3,620)	(856)	(4,676)	(2,399)
Gain (loss) on derivative instruments	$(11,088)	$3,037	$(15,486)	$3,029

DERIVATIVES

All derivative financial instruments are recorded at fair value. The Company has not designated its derivative instruments as hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and recognizes the cash and non-cash changes in fair value in the combined consolidated statements of operations under the caption “Gain (loss) on derivative instruments, net.”

The Company has used price swap contracts to reduce price volatility associated with certain of its oil sales. With respect to the Company’s fixed price swap contracts, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is less than the swap price, and the Company is required to make a payment to the counterparty if the settlement price for any settlement period is greater than the swap price. The Company’s derivative contracts are based upon reported settlement prices on commodity exchanges, with crude oil derivative settlements based on New York Mercantile Exchange West Texas Intermediate pricing, Argus Louisiana light sweet pricing or Inter–Continental Exchange (“ICE”) pricing for Brent crude oil. The counterparty to the Company’s derivative contracts is Wells Fargo Bank, N.A., who the Company believes is an acceptable credit risk.
As of December 31, 2013, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
January - December 2014	944,000	$98.78
January 2015	31,000	101.00

Crude Oil—ICE Brent Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
January - April 2014	120,000	$109.70

Balance sheet offsetting of derivative assets and liabilities
The fair value of swaps is generally determined using established index prices and other sources which are based upon, among other things, futures prices and time to maturity. These fair values are recorded by netting asset and liability positions that are with the same counterparty and are subject to contractual terms which provide for net settlement.

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under master netting arrangements with counterparties and the resulting net amounts presented in the Company’s consolidated balance sheets as of December 31, 2013 and December 31, 2012.

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Derivative assets	$998	$(567)	$431

	December 31, 2012
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Derivative liabilities	$5,205	$—	$5,205

The net amounts are classified as current or noncurrent based on their anticipated settlement dates. The net fair value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	December 31,	December 31,
	2013	2012
Current Assets: Derivative instruments	$213	$—
Noncurrent Assets: Derivative instruments	218	—
Total Assets	$431	$—

Current Liabilities: Derivative instruments	$—	$4,817
Noncurrent Liabilities: Derivative instruments	—	388
Total Liabilities	$—	$5,205

None of the Company’s derivatives have been designated as hedges. As such, all changes in fair value are immediately recognized in earnings. The following table summarizes the gains and losses on derivative instruments included in the combined consolidated statements of operations:

	Year Ended December 31,
	2013	2012	2011
Non-cash gain (loss) on open non-hedge derivative instruments	$5,346	$8,057	$(12,972)
Loss on settlement of non-hedge derivative instruments	(7,218)	(5,440)	(37)
Gain (loss) on derivative instruments	$(1,872)	$2,617	$(13,009)